Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2018	December 31, 2019
Lubricants	$428	$403
Bunkers	379	98
Total	$807	$501